Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Subscription	Accumulated Other Comprehensive Income / Loss	Accumulated Deficit	Treasury Stock	Total
Beginning balance, shares at Dec. 31, 2012	220,000	30,252,938					23,334
Beginning balance, value at Dec. 31, 2012	$ 22	$ 3,025	$ 14,485,740	$ 0	$ 0	$ (13,418,302)	$ (31,501)	$ 1,038,984
Stock purchases, shares		19,125,006
Stock purchases, amount		$ 1,913	5,735,903	(175,000)				5,562,816
Offering costs			(182,184)					(182,184)
Stock grant, shares		2,402,969
Stock grant, amount		$ 240	1,047,851					1,048,091
Option and warrant grants			716,983					716,983
Conversion of Preferred Stock, shares	(220,000)	528,000
Conversion of Preferred Stock, amount	$ (22)	$ 53	(31)
Conversion of debt, shares		93,334
Conversion of debt, amount		$ 9	27,991					28,000
Beneficial Conversion Feature			116,667					116,667
Stock issued in exchange for interest, value								0
Allocation of warrants attched to debt								0
Net Loss					1,268	(6,087,465)		(6,086,197)
Ending balance, shares at Dec. 31, 2013	0	52,402,247					23,334
Ending balance, value at Dec. 31, 2013	$ 0	$ 5,240	21,948,920	(175,000)	1,268	(19,505,767)	$ (31,501)	$ 2,243,160
Stock purchases, shares		10,867,669						10,867,669
Stock purchases, amount		$ 1,086	3,275,224	175,000				$ 3,451,310
Stock issued for services, shares		784,000
Stock issued for services		$ 79	366,462					366,541
Stock based compensation			3,117,807					3,117,807
Offering costs			(1,307,700)					(1,307,700)
Beneficial Conversion Feature			59,379					59,379
Exercise of options and warrants, shares		566,536
Exercise of options and warrants, value		$ 57	149,943					150,000
Stock issued in exchange for interest, shares		62,791
Stock issued in exchange for interest, value		$ 6	26,994					27,000
Allocation of warrants attched to debt			33,362					33,362
Stock issued for prepaid services, shares		135,000
Stock issued for prepaid services, value		$ 14	$ 53,041					53,055
Treasury share cancellation, shares			(31,501)				(23,334)
Treasury share cancellation, value							$ 31,501
Net Loss					(3,504)	(10,506,099)		(10,509,603)
Ending balance, shares at Dec. 31, 2014	0	64,818,243					0
Ending balance, value at Dec. 31, 2014	$ 0	$ 6,482	$ 28,966,269	$ 0	$ (2,236)	$ (30,011,866)	$ 0	(1,041,351)
Net Loss								(5,520,872)
Ending balance, value at Jun. 30, 2015								$ (2,661,353)